Segment Information and Revenue Analysis (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Segment Information and Revenue Analysis (Textual)
Revenues	$ 48,938,593	$ 31,361,976	$ 29,024,178
China [Member]
Segment Information and Revenue Analysis (Textual)
Revenues	47,196,672	30,822,390
Hong Kong [Member]
Segment Information and Revenue Analysis (Textual)
Revenues	1,414,174	362,892
Australia [Member]
Segment Information and Revenue Analysis (Textual)
Revenues	210,984	$ 176,694
Taiwan [Member]
Segment Information and Revenue Analysis (Textual)
Revenues	$ 116,763